Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
OTHER RECEIVABLES

3. OTHER RECEIVABLES

As of June 30, 2021, other receivables mainly consisted of (i) advances to third parties of $7,739, bearing no interest, payable upon demand, ii) advance to employees of $8,742, iii) advance to suppliers of $2,786 and (iv) others of $12,269 including social insurance receivable of $4,625.

As of December 31, 2020, other receivables mainly consisted of (i) advances to third parties of $7,663, bearing no interest, payable upon demand, ii) advance to employees of $11,011, iii) advance to suppliers of $4,791 and (iv) others of $12,222 including social insurance receivable of $4,579.

4. OTHER RECEIVABLES

As of December 31, 2020, other receivables mainly consisted of (i) advances to third parties of $7,663, bearing no interest, payable upon demand, ii) advance to employees of $11,011, iii) advance to suppliers of $4,791 and (iv) others of $12,222 including social insurance receivable of $4,579. As of December 31, 2019, other receivables mainly consisted of (i) advances to third parties of $7,167, bearing no interest, payable upon demand, (ii) tax and maintenance cost receivable of $1,001,527 for Xi’an TCH, and iii) others of $22,449.